LVIP Delaware REIT Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.77%
REIT Apartments–14.68%
American Homes 4 Rent Class A	121,900	$ 3,833,755
AvalonBay Communities, Inc.	45,858	7,706,896
Camden Property Trust	50,572	5,301,968
Equity Residential	119,813	7,188,780
Essex Property Trust, Inc.	39,100	8,177,374
Independence Realty Trust, Inc.	175,684	2,816,215
Invitation Homes, Inc.	325,153	10,154,528
Mid-America Apartment Communities, Inc.	34,299	5,180,521
UDR, Inc.	24,335	999,195
		51,359,232
REIT Diversified–17.70%
Digital Realty Trust, Inc.	71,774	7,056,102
EPR Properties	62,325	2,374,582
Equinix, Inc.	25,977	18,730,456
Gaming & Leisure Properties, Inc.	177,198	9,224,928
Lamar Advertising Co. Class A	23,684	2,365,795
LXP Industrial Trust	250,844	2,586,201
Outfront Media, Inc.	153,064	2,484,229
VICI Properties, Inc.	481,153	15,695,211
WP Carey, Inc.	18,286	1,416,251
		61,933,755
REIT Health Care–5.67%
CareTrust REIT, Inc.	92,722	1,815,497
Healthcare Realty Trust, Inc. Class A	63,504	1,227,532
Healthpeak Properties, Inc.	63,584	1,396,940
Medical Properties Trust, Inc.	38,816	319,068
Ventas, Inc.	64,589	2,799,933
Welltower, Inc.	171,066	12,263,722
		19,822,692
REIT Hotels–4.69%
Apple Hospitality REIT, Inc.	374,696	5,815,282
Chatham Lodging Trust	182,928	1,918,915
Host Hotels & Resorts, Inc.	383,342	6,321,310
Park Hotels & Resorts, Inc.	189,112	2,337,424
		16,392,931
REIT Manufactured Homes–2.23%
Equity LifeStyle Properties, Inc.	50,452	3,386,843
Sun Communities, Inc.	31,339	4,415,038
		7,801,881
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Office Property–5.39%
Alexandria Real Estate Equities, Inc.	67,497	$ 8,476,948
City Office REIT, Inc.	30,730	212,037
Cousins Properties, Inc.	156,258	3,340,796
Highwoods Properties, Inc.	145,945	3,384,465
Kilroy Realty Corp.	48,743	1,579,273
Piedmont Office Realty Trust, Inc. Class A	252,744	1,845,031
		18,838,550
REIT Regional Malls–2.58%
Simon Property Group, Inc.	80,765	9,043,257
		9,043,257
REIT Shopping Centers–9.61%
Brixmor Property Group, Inc.	332,621	7,158,004
Kimco Realty Corp.	280,683	5,481,739
Kite Realty Group Trust	92,300	1,930,916
Phillips Edison & Co., Inc.	142,256	4,640,391
Regency Centers Corp.	96,621	5,911,273
Retail Opportunity Investments Corp.	353,455	4,934,232
SITE Centers Corp.	213,240	2,618,587
Urban Edge Properties	62,185	936,506
		33,611,648
REIT Single Tenant–7.98%
Agree Realty Corp.	97,445	6,685,701
Alpine Income Property Trust, Inc.	25,761	433,558
Essential Properties Realty Trust, Inc.	164,639	4,091,279
Four Corners Property Trust, Inc.	68,972	1,852,588
Realty Income Corp.	154,541	9,785,536
Spirit Realty Capital, Inc.	127,014	5,060,238
		27,908,900
REIT Storage–11.92%
CubeSmart	57,635	2,663,890
Extra Space Storage, Inc.	44,564	7,260,812
Iron Mountain, Inc.	17,378	919,470
Life Storage, Inc.	64,796	8,494,108
National Storage Affiliates Trust	52,117	2,177,448
Public Storage	66,787	20,179,024
		41,694,752
REIT Warehouse/Industry–16.32%
Plymouth Industrial REIT, Inc.	60,882	1,279,131
Prologis, Inc.	380,670	47,496,196
Rexford Industrial Realty, Inc.	81,690	4,872,808
LVIP Delaware REIT Fund–1

LVIP Delaware REIT Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Warehouse/Industry (continued)
Terreno Realty Corp.	53,492	$ 3,455,583
		57,103,718
Total Common Stock (Cost $312,093,968)		345,511,316

MONEY MARKET FUND–0.94%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	3,300,480	3,300,480
Total Money Market Fund (Cost $3,300,480)		3,300,480

TOTAL INVESTMENTS–99.71% (Cost $315,394,448)	348,811,796
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,010,511
NET ASSETS APPLICABLE TO 28,021,186 SHARES OUTSTANDING–100.00%	$349,822,307

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware REIT Fund–2

LVIP Delaware REIT Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware REIT Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$345,511,316	$—	$—	$345,511,316
Money Market Fund	3,300,480	—	—	3,300,480
Total Investments	$348,811,796	$—	$—	$348,811,796
There were no Level 3 investments at the beginning or end of the period.
3. Subsequent Events
At a meeting held March 6-7, 2023, the Fund’s Board approved a proposal to change the Fund’s name. Effective May 1, 2023, the Fund’s name changed to LVIP Delaware U.S. REIT Fund.
LVIP Delaware REIT Fund–3